REVENUE RECOGNITION (Detail) - USD ($) $ in Millions	Jun. 30, 2015	Dec. 31, 2014
Revenue Recognition [Abstract]
Rebates	$ 3,177	$ 2,842
Chargebacks	1,164	1,129
Returns	640	593
Other	181	186
Sales reserves and allowances	6,454	5,849
Medicaid	$ 1,292	$ 1,099